Note 10 - Grants and Collaboration Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Government Grants and Contracts [Text Block]
11.
     Grants and Collaboration Revenue

We receive payments from government entities under grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During the three
-month periods ended
March 31, 2020
and
2019,
we recorded
$654,021
and
$354,319,
respectively, of revenues associated with these grants. As of
March 31, 2020,
there is an aggregate of
$606,944
in approved grant funds available for use during
2020.

During the
three
-month periods ended
March 31, 2020
and
2019,
we recorded
$61,956
and
$9,913,
respectively, of revenues associated with research collaboration agreements with several third
parties.

10
.     Grants
and Collaboration Revenue

We receive payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During
2019
and
2018,
we recorded
$983,682
and
$934,575,
respectively, of revenue associated with these grants. As of
December 31, 2019,
there is an aggregate of
$1,605,505
in remaining grant funds available for use during
2020.

During
2019
and
2018,
we recorded
$192,214
and
$28,628,
respectively, of revenues associated with research collaboration agreements with several third
parties.